Related Party Transactions (Tables)	9 Months Ended
Mar. 31, 2023
Related Party Transactions.
Schedule of compensation to key management

Compensation to key management is comprised of the following:

	Three months ended		Nine months ended
		March 31,		March 31,
	2023	2022	2023	2022
Management fees	$554,832	$1,484,715	$1,579,136	$2,224,949
Share-based payments	-	-	-	940,268
	554,832	1,484,715	1,579,136	3,165,217